Statements of Stockholders' Equity/Deficit (CAD)	Common Stock	Common Stock Issuable	Contributed Surplus	Deficit Accumulated During the Exploration Stage	Total
Beginning Balance, Amount at Apr. 24, 2005
Shares of common stock issued to directors for cash, shares	300,000				3,000
Shares of common stock issued to directors for cash, amount	3,000
Private placement, common shares issued for cash, shares	115,500
Private placement, common shares issued for cash, amount	115,500				115,500
Private placement, common shares issued for cash, shares	1,598
Private placement, common shares issued for cash, amount	15,975				15,975
Rounding due to reverse 100-for-1 stock split on October 17, 2011	45
Net loss				(8,950)	(8,950)
Ending Balance, Amount at Dec. 31, 2005	134,475			(8,950)	125,525
Ending Balance, Shares at Dec. 31, 2005	417,143
Net loss				(34,692)	(34,692)
Ending Balance, Amount at Dec. 31, 2006	134,475			(43,642)	90,833
Ending Balance, Shares at Dec. 31, 2006	417,143
Net loss				(61,618)	(61,618)
Ending Balance, Amount at Dec. 31, 2007	134,475			(105,260)	29,215
Ending Balance, Shares at Dec. 31, 2007	417,143
Stock-based compensation			67,053		67,053
Net loss				(131,360)	(131,360)
Ending Balance, Amount at Dec. 31, 2008	134,475		67,053	(236,620)	(35,092)
Beginning Balance, Shares at Dec. 31, 2008	417,143
Warrants exercised, Shares	4,313	4,780
Warrants exercised, Amount	107,796	119,485			227,281
Stock-based compensation			2,272,427		2,272,427
Net loss				(2,327,920)	(2,327,920)
Ending Balance, Amount at Dec. 31, 2009	242,271	119,485	2,339,480	(2,564,540)	136,696
Ending Balance, Shares at Dec. 31, 2009	421,456	4,780
Warrants exercised, Shares	2,000
Warrants exercised, Amount	50,000				50,000
Shares issued on obligation, Shares	4,780	(4,780)
Shares issued on obligation, Amount	119,485	(119,485)
Stock-based compensation			871,327		871,327
Net loss				(971,141)	(971,141)
Ending Balance, Amount at Dec. 31, 2010	411,756		3,210,807	(3,535,681)	86,882
Ending Balance, Shares at Dec. 31, 2010	428,236
Cumulative adjustment for transition from Canadian GAAP to U.S. GAAP, effective January 1, 2011 (notes 2, 3, and 8)			(112,458)		(112,458)
Stock-based compensation			898,997		898,997
Net loss				(1,050,341)	(1,050,341)
Ending Balance, Amount at Dec. 31, 2011	411,756		3,997,346	(4,473,564)	(64,462)
Beginning Balance, Shares at Dec. 31, 2011	428,236
Shares issued - cash (note 10), Shares	36,000,000
Shares issued - cash (note 10), Amount	36,264				36,264
Shares issued - property option (note 6), Shares	50,000,000
Shares issued - property option (note 6), Amount	51,205				51,205
Certificate rounding arising from reverse split on January 3,2012	165
Stock-based compensation			415,436		415,436
Net loss				(439,499)	(439,499)
Ending Balance, Amount at Dec. 31, 2012	499,225		4,412,782	(4,913,063)	(1,056)
Ending Balance, Shares at Dec. 31, 2012	86,428,401